SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details) - $ / shares	9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Risk-free interest rate		1.50%	1.50%
Expected life of options		10 years	10 years
Expected annualized volatility		96.56%	96.56%
Dividend rate
Weighted average option granted			$ 10.17
Weighted average option granted		$ 10.17